SUBSEQUENT EVENTS (Details) $ in Thousands, $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2019 CAD ($) property	Dec. 31, 2018 CAD ($) property	Dec. 31, 2017 CAD ($) property	Mar. 01, 2019 USD ($) property	Jan. 31, 2019 CAD ($)	Oct. 06, 2017 CAD ($)
SUBSEQUENT EVENTS
Sale price		$ 729,608
Distributions payable		$ 24,357	$ 10,647
Number of properties disposed | property		16	0
Income-producing properties
SUBSEQUENT EVENTS
Investment properties		$ 542,998				$ 154,726
Acquisition of property | Texas
SUBSEQUENT EVENTS
Number of properties | property				2
Investment properties				$ 123.7
Sale of assets classified as held for sale
SUBSEQUENT EVENTS
Sale price	$ 43,700
Number of properties | property	6
Distributions
SUBSEQUENT EVENTS
Distributions payable	$ 10,600	$ 10,600			$ 10,600